Statements of Operations - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
General and administrative expenses	$ 1,650	$ 618,608
Loss from operations	(1,650)	(618,608)
Other income:
Interest earned on marketable securities held in Trust Account		4,547,860
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(1,650)	3,929,252
Benefit (provision) for income taxes		(913,051)
Net (loss) income	(1,650)	3,016,201
Class A Common Stock [Member]
Other income:
Net (loss) income
Weighted average shares outstanding of Class A redeemable common stock, basic		27,860,927
Basic and diluted net loss per share		$ 0.12
Class B
Other income:
Net (loss) income
Weighted average shares outstanding of Class B non-redeemable common stock	6,250,000	7,000,000
Basic and diluted net loss per share	$ (0.00)	$ (0.06)